Income Taxes - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Federal
Income Tax [Line Items]
Income taxes receivable	$ 15
Income taxes payable		$ (22)
State
Income Tax [Line Items]
Income taxes receivable	$ 0
Income taxes payable		$ (1)